JPMorgan Developed International Value Fund Expense Example - L Shares [Member] - JPMorgan Developed International Value Fund - Class L	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	$ 989